Consolidated statements of changes in equity (deficit) - USD ($)	Common shares	Pre-funded warrants	Contributed surplus	Deficit	Accumulated other comprehensive income	Total
Shareholders' equity at Aug. 31, 2024	$ 42,001,705	$ 28,252	$ 9,411,247	$ (49,929,565)	$ 717,753	$ 2,229,392
Shareholders' equity (in shares) at Aug. 31, 2024	72	1
Total comprehensive loss				(8,835,790)	333,933	(8,501,857)
Securities issuance - preferred shares converted [notes 16 and 24]	$ 308,692					308,692
Securities issuance - preferred shares converted [notes 16 and 24] (in shares)	39
Securities issuance, net of transaction costs of [note 18]	$ 17,287,813	$ 562,500				17,850,313
Securities issuance, net of transaction costs of [note 18] (in shares)	2,440	1,126
Securities issuance - pre-funded warrants converted [note 18]	$ 562,500	$ (562,500)
Securities issuance - pre-funded warrants converted [note 18] (in shares)	114	(1,126)
Fractional securities issued due to reverse stock split [note 18] (in shares)	168
Share-based compensation - stock options [note 19]			31,660			31,660
Share-based compensation - warrants [note 19]			348,552			348,552
Shareholders' equity at May. 31, 2025	$ 60,160,710	$ 28,252	9,791,459	(58,765,355)	1,051,686	12,266,752
Shareholders' equity (in shares) at May. 31, 2025	2,833	1
Shareholders' equity at Aug. 31, 2025	$ 67,116,420	$ 28,252	11,785,399	(71,581,558)	1,102,489	8,451,002
Shareholders' equity (in shares) at Aug. 31, 2025	12,279	1
Total comprehensive loss				(11,889,973)	(115,459)	(12,005,432)
Management fees charged to Marine Ventures LLC [note 17]			159,269			159,269
Change in derivative liabilities due to partial settlements of convertible note due to related party [notes 16 and 24]			17,578			17,578
Securities issuance, net of transaction costs of [note 18]	$ 5,195,019	$ 3,812,250				9,007,269
Securities issuance, net of transaction costs of [note 18] (in shares)	299,020	31,875
Securities issuance - pre-funded warrants converted [note 18]	$ 3,812,250	$ (3,812,250)
Securities issuance - pre-funded warrants converted [note 18] (in shares)	31,875	(31,875)
Fractional securities issued due to reverse stock split [note 18] (in shares)	7,121
Share-based compensation - RSUs [note 19]			49,250			49,250
Share-based compensation - stock options [note 19]			15,896			15,896
Share-based compensation - warrants [note 19]			331,191			331,191
Shareholders' equity at May. 31, 2026	$ 76,123,689	$ 28,252	$ 12,358,583	$ (83,471,531)	$ 987,030	$ 6,026,023
Shareholders' equity (in shares) at May. 31, 2026	350,295	1